Leases (Details) - Schedule of lease expense and supplemental cash flow information - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of lease expense and supplemental cash flow information [Abstract]
Lease expense	[1]	$ 230,242	$ 177,681
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows for operating leases		$ 133,608	$ 64,417

[1]	Includes variable and short-term lease expenses, which are individually immaterial for disaggregation. Our lease expense is reported in selling, general, and administrative expense in the Statements of Operations.